Mar. 31, 2025
Allspring Managed Account CoreBuilder Shares Series EPI | (Allspring Managed Account CoreBuilder Shares Series EPI)
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses

The Fund is a component of various “wrap-fee” programs sponsored by investment advisers and broker-dealers. Generally, no ordinary operating fees or expenses are charged to the Fund. However, participants in the wrap-fee programs eligible to invest in the Fund pay an asset-based fee to the sponsors of these programs, and the Fund’s investment manager receives compensation from the sponsors for its services. Please carefully read the brochure provided to you in connection with your participation in the wrap-fee program for important information about the fees charged to you by the sponsor.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	3.45%
Total Annual Fund Operating Expenses	3.45%
Fee Waivers	(3.45)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.00%
1.	Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions and dividends on short sales), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example includes contractual commitments to waive fees and reimburse expenses as indicated in the previous table. The example does not include the asset-based fee paid by shareholders to the sponsor of the wrap-fee program in which they participate. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming you sold your shares, you would pay:

Allspring CoreBuilder Shares - Series EPI
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
single class	$0	$0	$0	$0

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large capitalization U.S. companies.

The Fund invests principally in a diversified portfolio of equity securities of approximately 40 to 60 large capitalization U.S. companies. We define large-capitalization companies as those with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was $5.20 billion to $3.85 trillion as of June 30, 2025 and is expected to change frequently. The Fund will also use an options overlay in an attempt to generate income.

The Fund’s portfolio managers attempt to incorporate a consistent, disciplined, and repeatable process that combines fundamental analysis with a proprietary valuation framework that seeks to exploit the price inefficiencies of high-quality companies relative to their future growth prospects. As part of its fundamental analysis, the portfolio management team looks for companies that they believe have a definable business franchise with a distinct competitive advantage, solid long term growth prospects, a strong financial condition and a high-quality management team with interests aligned with shareholders. In addition, we look to be aware of how sustainability considerations influence investment outcomes and believe ESG integration is a crucial part of risk management. In-house methodologies and scores are used to better understand and assess material ESG risks. The Fund may sell a security when it has met or exceeded the portfolio managers’ valuation expectations, when there has been a deterioration of the issuer’s fundamentals or to take advantage of a better investment opportunity.

The Fund also seeks to generate income through selling listed call options on a variety of underlying indices or securities (“underliers”), including U.S. and non-U.S. stock market indices (or related exchange-traded funds (“ETFs”)), and, to a lesser extent, futures contracts and individual securities. The Fund may sell call options with a notional value up to 250% of the value of the Fund’s portfolio. These transactions may create leverage. As the seller of the call options, the Fund will receive cash (the “premium”) from the purchaser. If the purchaser exercises the option, the Fund pays the purchaser the difference between the price of the underlier and the exercise price of the option. The premium, the exercise price and the market price of the underlier determine the gain or loss realized by the Fund as the seller of the call option. The Fund may also use futures contracts in order to equitize cash.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Performance shown does not reflect the impact of the asset-based fee paid by shareholders to the sponsor of the wrap-fee program in which they participate.

Highest Quarter: June 30, 2025	+8.86%
Lowest Quarter: March 31, 2025	-2.96%
Year-to-date total return as of June 30, 2025 is +5.63%

Average Annual Total Returns for the periods ended 12/31/2024

Average Annual Total Returns for the periods ended 12/31/2024
	Inception Date of Share Class	1 Year	5 Year	Since Inception
Class (before taxes)	6/7/2023	18.87%	-	17.34%
Class (after taxes on distributions)	6/7/2023	18.31%	-	16.27%
Class (after taxes on distributions and the sale of Fund Shares)	6/7/2023	11.42%	-	13.00%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		25.02%	-	24.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.